Segmented information and supplemental cash flow disclosure - Disclosure of cash payments of interest and taxes (Details) - USD ($)	9 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Operating Segments Abstract
Interest paid	$ 950,274	$ 516,646
Taxes paid	$ 0	$ 0